DEFERRED CONSIDERATION - Deferred Considerationn (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025
Asset Acquisitions and Business Combinations [Line Items]
Cash flows used in investing activities		$ (7,189)	$ (76,676)
Cash flows used in financing activities		$ (2,222)	$ 62,864
Freebets.com
Asset Acquisitions and Business Combinations [Line Items]
Cash paid	$ 11,178
Cash flows used in investing activities	(10,503)
Cash flows used in financing activities	$ (675)
Roto Sports, Inc.
Asset Acquisitions and Business Combinations [Line Items]
Cash paid				$ 300
Percentage of equity interests acquired				100.00%